Annual Operating Expenses - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2022
Fidelity Advisor Asset Manager 20% - Class A
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual operating expenses	0.82%	[1]
Fidelity Advisor Asset Manager 20% - Class C
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual operating expenses	1.57%
Fidelity Advisor Asset Manager 20% - Class M
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.17%
Total annual operating expenses	1.07%	[1]
Fidelity Advisor Asset Manager 20% - Class I
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.56%	[1]
Fidelity Advisor Asset Manager 20% - Class Z
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.48%	[1]

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.